Cash flow information	12 Months Ended
Jun. 30, 2026
Cash flow information
Cash flow information

18. Cash flow information

Following is a detailed description of cash flows generated by the Group’s operations for the years ended June 30, 2026, 2025 and 2024:

	Note	06.30.2026	06.30.2025	06.30.2024
Profit for the year		372,280	299,635	198,770
Adjustments for:
Income tax	23	117,193	94,879	(115,201)
Amortization and depreciation	27	23,904	21,684	19,685
(Gain) / loss from disposal of trading properties		(13,701)	4,089	(7,090)
(Gain) / loss from disposal of property, plant and equipment		(26)	(224)	3,392
Impairment of property, plant and equipment		21,592	-	-
Net (gain) / loss from fair value adjustment of investment properties		(190,239)	(25,474)	649,204
Gain from lease modification		-	(2,647)	-
Impairment of trading properties	28	11,940	25,540	-
(Gain) / loss from disposal of subsidiary and associates	28	-	(3,694)	2,541
Financial results, net		(84,539)	18,653	(354,913)
Provisions and allowances		42,405	33,703	47,468
Share of profit of associates and joint ventures	8	(39,446)	(35,912)	(61,356)
Management fees		27,169	12,127	17,288
Changes in net realizable value of agricultural products after harvest		(19,113)	(6,199)	(13,357)
Unrealized initial recognition and changes in fair value of biological assets and agricultural products at the point of harvest		53,186	(82,621)	(44,796)
Gain from disposal of farmlands		(633)	(56,079)	(97,960)
Changes in operating assets and liabilities:
Increase in inventories		(16,440)	(40,643)	(44,789)
Decrease / (increase) in trading properties		2,113	5,484	(1,220)
(Increase) / decrease in biological assets		(15,165)	104,958	122,330
(Increase) / decrease in trade and other receivables		(62,106)	(28,695)	186,547
Decrease in trade and other payables		(7,936)	(128,576)	(312,558)
(Decrease) / increase in salaries and social security liabilities		(3,426)	10,230	(17,959)
Decrease in provisions		(1,442)	(2,592)	(1,145)
Decrease in lease liabilities		(26,842)	(11,633)	(16,731)
Net variation in derivative financial instruments		353	1,975	10,048
Decrease in right of use assets		-	-	57
Net cash generated from operating activities before income tax paid		191,081	207,968	168,255

The following table shows the balances recognized as part of the business combination:

06.30.2026
Investment properties	22,320
Property, plant and equipment	225
Intangible assets	339
Income tax and MPIT credit	66
Trade and other receivables	813
Inventories	210
Borrowings	(2,825)
Deferred income tax liabilities	(2,136)
Trade and other payables	(1,214)
Provisions	(393)
Salaries and social security liabilities	(3,887)
Net value of assets acquired that did not affect cash	13,518
Cash and cash equivalents	5,514
Goodwill	4,179
Net value of incorporated assets	23,211
Previously held interest (financial asset)	(1,334)
Settlement through a decrease in investments in financial assets	(9,712)
Seller Financed Amount	(4,294)
Cash consideration paid	7,871
Cash and cash equivalents acquired	(5,514)
Net outflow of cash and cash equivalents	2,357

The following table shows a detail of significant non-cash transactions occurred in the years ended June 30, 2026, 2025 and 2024:

	06.30.2026	06.30.2025	06.30.2024
Increase in investment properties through an increase in trade and other payables	8,870	16,937	-
Decrease in investment properties through an increase in property, plant and equipment	6,605	18,892	23,150
Currency translation adjustment and other comprehensive results from associates and joint ventures	6,268	23,020	54,880
Other changes in shareholders' equity	1,645	9,894	33,637
Increase of non-convertible notes through a decrease in non-convertible notes	-	97,634	-
Decrease in property, plant and equipment through an increase in investment properties	-	2,556	9,522
Increase in shareholders' equity through an increase in investment properties	-	596	10,916
Increase in deferred income tax liabilities through a decrease in shareholders' equity	-	208	2,853
Decrease in lease liabilities through a decrease in trade and other receivables	-	-	93
Decrease in lease liabilities through an increase in trade and other payables	-	614	-
Increase in investment properties through a decrease in investment in financial assets	4,892	30,306	-
Decrease in investment in financial assets through a decrease in trade and other payables	7,242	19,204	-
Decrease in investment in financial assets through an increase in trade and other receivables	227	3,635	-
Increase in property, plant and equipment through an increase in trade and other payables	13,733	1,321	18,212
Decrease in property, plant and equipment through an increase in trade and other receivables	-	43,930	3,864
Increase in investment in financial assets through an increase in borrowings	-	709	927
Decrease in shareholders' equity through a decrease in investment in financial assets	112,696	58,175	191,065
Increase in right of use assets through an increase in lease liabilities	53,998	31,750	65,592
Increase in investment in associates and joint ventures through a decrease in financial assets	-	3,052	-
Increase in intangible assets through a decrease in investment properties	469	3,267	51,039
Increase in intangible assets through an increase in trade and other payables	17	1,063	14,700
Increase in investments in financial assets through a decrease in trade and other receivables	6,215	-	529
Decrease in investment in associates and joint ventures through an increase in trade and other receivables	2,464	24,975	10,047
Decrease in investment properties through an increase in trade and other receivables	438	1,778	5,625
Increase in investments in financial assets through a decrease in investment in associates and joint ventures	9,715	2,925	-
Decrease in trading properties through an increase in trade and other receivables	-	4,282	-
Decrease in intangible assets through an increase in trading properties	-	100,710	-
Increase in investments in financial assets through an increase in trade and other payables	-	11,729	-
Decrease in investment in associates and joint ventures through a decrease in borrowings	1,394	397	-
Increase in group of assets held for sale through a decrease in property, plant and equipment	-	-	4,834
Increase in investment properties through a decrease in trade and other receivables	108	-	-
Barter transaction investment properties	-	23	1,311
Decrease in shareholders' equity through an increase in trade and other payables	37	7,941	12,376
Increase in investments in financial assets through a decrease in derivative financial instruments	-	144	-
Increase in shareholders' equity through a decrease in trade and other payables	-	-	1,856
Increase in borrowings through a decrease in trade and other payables	-	-	700
Decrease in borrowings through an increase in trade and other payables	-	4,406	-
Decrease in shareholders' equity through a decrease in trade and other receivables	-	6,575	7,751
Decrease in investment properties through an increase in trading properties	69,694	117,375	-
Increase in intangible assets through an increase in payroll and social security liabilities	780	574	-
Decrease in investment in associates and joint ventures through a decrease in trade and other payables	-	515	-
Increase in investments in financial assets through an increase in non-controlling interests in subsidiaries	1,603	-	-
Increase in derivative financial instruments through a decrease in equity	102,546	-	-
Exercise of warrants	97,829	-	-
Share-based payment reserve	1,393	-	-